VACATION OWNERSHIP INVENTORY (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
VACATION OWNERSHIP INVENTORY
Completed unsold vacation ownership interests (Current asset)		$ 492	$ 195
Vacation ownership products construction in process (non-current asset)		60	189
Other		4
Total vacation ownership inventory		556	$ 384
Inventory impairment charge		$ 5
Westin St. John Resorts
VACATION OWNERSHIP INVENTORY
Inventory impairment charge	$ 15
Expected insurance proceeds	$ 10